Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Detail) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	215,133	232,000
Awards exercised	(13,867)
Awards forfeited		(50,600)
Ending balance	201,266	181,400
Balance exercisable, end of period	201,266	173,400
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	142,445	168,089
Awards exercised	(9,928)
Awards forfeited		(38,466)
Ending balance	132,517	129,623
Balance exercisable, end of period	89,309	56,030
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	386,950	491,020
Awards forfeited		(104,070)
Ending balance	386,950	386,950
Balance exercisable, end of period	128,983